Employee benefit plans - Pension Investment Asset Allocation (Details) - Pension Plan	Dec. 31, 2023	Dec. 31, 2022
United States
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
United States | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	62.00%	60.00%
United States | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	34.00%	36.00%
United States | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	3.00%	3.00%
United States | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	1.00%	1.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	100.00%	100.00%
Foreign | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	74.00%	74.00%
Foreign | Equities
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	13.00%	12.00%
Foreign | Alternative investments
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	11.00%	12.00%
Foreign | Cash
Defined Benefit Plan Disclosure [Line Items]
Total pension assets	2.00%	2.00%